UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: July 31, 2018

Item 1.	Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 65.4%

	Shares	Value
Australia — 0.7%
Alumina	23,709	$49,849
BHP Billiton	31,106	805,618
BlueScope Steel	5,386	70,667
Fortescue Metals Group	15,079	48,957
Rio Tinto	3,994	240,947
South32	50,177	133,086

		1,349,124

Austria — 0.2%
BUWOG	2,398	81,319
Erste Group Bank	2,382	102,948
Raiffeisen Bank International	1,946	64,921
voestalpine	1,110	55,644
Wienerberger	2,513	61,651

		366,483

Belgium — 0.3%
Ackermans & van Haaren	473	86,284
bpost	2,093	32,967
Cofinimmo ‡ *	441	57,756
Colruyt	1,211	72,390
Gimv	25	1,485
KBC Group	3,296	253,450
Telenet Group Holding *	1,098	52,873

		557,205

Brazil — 0.6%
Ambev ADR	12,469	64,091
B3 - Brasil Bolsa Balcao	10,700	67,479
Banco Bradesco ADR	12,502	101,016
Banco do Brasil	5,500	47,595
Banco Santander Brasil ADR	3,258	31,472
BR Malls Participacoes *	10,800	28,573
Cia Brasileira de Distribuicao ADR	2,028	44,859
Cia Energetica de Minas Gerais ADR	21,491	45,131
Embraer ADR	549	11,227
Gerdau ADR	7,773	34,201
Itau Unibanco Holding ADR	15,695	188,183
Localiza Rent a Car	5,800	35,727

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Brazil — continued
Lojas Renner	4,200	$34,354
Natura Cosmeticos	1,700	13,203
Petroleo Brasileiro ADR, Cl A	7,304	76,400
Petroleo Brasileiro ADR	4,936	57,899
Suzano Papel e Celulose	3,800	45,033
TIM Participacoes ADR	1,567	25,730
Vale ADR, Cl B	10,685	156,642
WEG	2,600	12,753

		1,121,568

Canada — 0.9%
Bank of Montreal	4,723	374,362
Brookfield Asset Management, Cl A	16,112	679,854
BRP	210	9,796
First Quantum Minerals	6,678	104,160
Lundin Mining	6,354	35,168
Onex	2,900	217,068
Shopify *	949	132,204
Teck Resources, Cl B	4,973	129,710
Turquoise Hill Resources *	9,745	27,043

		1,709,365

Chile — 0.0%
Antofagasta	3,820	50,290

China — 0.4%
Alibaba Group Holding ADR *	799	149,597
Autohome ADR	627	60,662
Baidu ADR *	2,149	531,190

		741,449

Czech Republic — 0.1%
CEZ	3,477	91,254
Komercni banka as	1,610	69,897

		161,151

Denmark — 0.5%
Ambu, Cl B	3,219	126,587
Danske Bank	5,055	146,949
GN Store Nord	2,893	138,009

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Denmark — continued
H Lundbeck	1,321	$95,625
Jyske Bank	1,519	85,979
SimCorp	870	74,269
Sydbank	1,503	55,756
Tryg	2,584	63,216
William Demant Holding *	2,324	111,084

		897,474

Finland — 0.2%
Amer Sports	2,535	81,370
Kesko, Cl B	1,460	82,050
Konecranes, Cl A	1,434	55,487
Metso	2,292	83,888
Outokumpu	6,870	46,594

		349,389

France — 1.9%
Air France-KLM *	6,041	55,170
Altran Technologies	3,674	35,035
Amundi	1,053	72,697
Atos	1,310	175,932
BioMerieux	911	75,847
BNP Paribas	11,633	757,277
Bollore	19,322	89,970
Capgemini	1,858	238,556
Christian Dior	192	81,791
Cie Plastic Omnium	1,369	57,422
Covivio ‡	739	77,039
Credit Agricole	8,832	124,087
Dassault Aviation	49	90,531
Eurazeo	3,213	248,532
Eutelsat Communications	2,954	63,282
ICADE ‡	673	65,161
Imerys	697	54,118
Ingenico Group	2,543	211,010
Ipsen	939	156,083
Lagardere SCA	2,233	65,253
Natixis	18,815	135,307

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
France — continued
Remy Cointreau	479	$65,422
Schneider Electric	2,319	186,674
SEB	524	99,631
Societe BIC	556	53,150
Societe Generale	5,454	243,051
Sopra Steria Group	351	62,141

		3,640,169

Germany — 1.4%
1&1 Drillisch	1,009	59,996
Aareal Bank	1,278	58,731
Allianz	474	104,834
Aroundtown	12,110	101,108
AURELIUS Equity Opportunities & KGaA	1,580	97,551
Aurubis	808	66,157
Axel Springer	993	74,198
Bayer	25	2,785
Commerzbank	2,299	24,829
Delivery Hero * (A)	2,283	129,690
Deutsche Bank	11,692	152,962
Duerr	1,053	46,199
Fraport Frankfurt Airport Services Worldwide	796	79,472
Freenet	2,738	78,441
Fresenius Medical Care & KGaA	764	74,633
Gerresheimer	670	57,036
GRENKE	543	60,035
Hella GmbH & KGaA	942	55,462
HOCHTIEF	389	69,914
MAN	733	82,242
RTL Group	211	15,729
Scout24	2,074	107,922
Siemens	546	77,101
Siltronic	443	77,263
Software	1,098	51,846
Telefonica Deutschland Holding	13,559	59,409
thyssenkrupp	4,221	112,635
United Internet	6,631	356,680
Wacker Chemie	373	54,324

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Germany — continued
Wirecard	1,355	$253,118

		2,642,302

Hong Kong — 0.9%
Aluminum Corp of China, Cl H *	40,000	18,193
Angang Steel, Cl H	10,000	10,600
ASM Pacific Technology	9,900	119,130
China Life Insurance	111,000	117,476
China Molybdenum, Cl H	36,000	18,346
China Petroleum & Chemical, Cl H	366,000	352,988
China Telecom, Cl H	490,000	231,608
China Vanke, Cl H	1,600	5,106
China Zhongwang Holdings	16,000	7,828
Jiangxi Copper, Cl H	12,000	15,136
MMG *	24,000	14,646
Tencent Holdings	18,800	850,772

		1,761,829

Indonesia — 1.5%
Adaro Energy	461,700	60,994
AKR Corporindo	40,300	11,766
Astra International	587,200	291,157
Bank Central Asia	288,500	465,661
Bank Danamon Indonesia	96,300	43,909
Bank Mandiri Persero	542,900	250,367
Bank Negara Indonesia Persero	168,300	86,368
Bank Rakyat Indonesia Persero	1,408,200	299,804
Bumi Serpong Damai *	461,700	43,224
Charoen Pokphand Indonesia	225,100	70,558
Gudang Garam	12,100	63,059
Hanjaya Mandala Sampoerna	228,800	60,929
Indocement Tunggal Prakarsa	33,300	32,619
Indofood CBP Sukses Makmur	52,800	31,947
Indofood Sukses Makmur	99,000	43,596
Jasa Marga Persero	117,300	38,151
Kalbe Farma	227,700	20,449
Matahari Department Store	52,900	29,440
Perusahaan Gas Negara Persero	420,400	49,562

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Indonesia — continued
PP Persero	258,600	$37,302
Semen Indonesia Persero	68,500	36,103
Summarecon Agung	433,800	23,014
Surya Citra Media	353,800	50,298
Telekomunikasi Indonesia Persero	1,219,100	301,816
Tower Bersama Infrastructure	123,700	45,036
Unilever Indonesia	46,000	137,968
United Tractors	43,000	105,114
Waskita Karya Persero	169,300	24,890
Wijaya Karya Bangunan Gedung	2,409,100	38,425
XL Axiata *	244,200	46,571

		2,840,097

Ireland — 0.2%
AIB Group	42,670	244,490
Bank of Ireland Group	18,429	158,284

		402,774

Italy — 1.0%
A2A	33,492	61,546
Assicurazioni Generali	5,253	93,367
Azimut Holding	2,499	41,977
BPER Banca	9,275	51,853
Davide Campari-Milano	9,660	81,443
Eni	4,794	92,295
FinecoBank Banca Fineco	8,395	98,657
Intesa Sanpaolo	31,514	100,566
Intesa Sanpaolo	150,252	462,784
Italgas	10,460	60,190
Moncler	3,725	164,301
Poste Italiane	9,982	92,982
Recordati	2,178	81,448
Saipem *	12,301	64,311
STMicroelectronics	4,467	97,287
UniCredit	15,438	273,746
Unione di Banche Italiane	19,833	82,145

		2,000,898

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Japan — 10.4%
Ai Holdings	4,100	$90,716
Asahi Group Holdings	6,500	315,190
Bandai Namco Holdings	4,300	171,708
Capcom	16,900	437,406
Casio Computer	12,400	202,388
Central Japan Railway	1,800	374,198
Chiba Bank	26,000	185,091
COMSYS Holdings	6,600	163,679
CYBERDYNE *	5,700	66,984
Daifuku	2,800	122,327
Dai-ichi Life Holdings	14,500	272,584
Daikin Industries	2,800	333,551
Disco	1,200	203,586
Don Quijote Holdings	8,000	373,474
FANUC	400	78,415
Fuji Electric	47,000	345,517
Fujitsu	66,000	448,834
Harmonic Drive Systems	2,100	82,261
HIS	5,700	172,048
Hitachi	16,000	111,413
Hitachi Metals	2,100	22,687
Hoya	2,700	161,785
Inpex	12,200	134,258
ITOCHU	19,300	341,761
Jafco	1,300	47,494
JFE Holdings	13,700	277,578
Kakaku.com	700	14,724
Kao	1,500	109,158
Kawasaki Heavy Industries	6,400	187,166
Kenko Mayonnaise	5,200	159,281
Keyence	900	474,167
Kobe Steel	3,000	29,433
Koito Manufacturing	4,600	294,969
Komatsu	7,200	211,013
Kureha	700	48,142
Link And Motivation	7,500	84,850
Mabuchi Motor	2,600	127,657

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Japan — continued
Maruichi Steel Tube	600	$20,632
Matsuoka	2,200	63,060
Megachips	2,300	52,412
Minebea	17,900	319,371
Mitsubishi Electric	12,500	168,973
Mitsubishi Materials	1,000	28,350
Mitsubishi UFJ Financial Group	54,600	336,639
Mitsui	10,500	175,462
Mitsui Fudosan	11,900	283,731
MS&AD Insurance Group Holdings	13,200	402,794
NEC	200	5,545
Nichias	6,000	74,051
Nidec	2,700	390,699
Nihon Unisys	7,300	168,113
Nintendo	200	65,751
Nippon Steel & Sumitomo Metal	7,400	147,153
Nippon Telegraph & Telephone	14,200	656,313
Nissei ASB Machine	1,300	69,991
Nitori Holdings	1,200	180,995
Nomura Research Institute	1,400	67,111
NTT Data	11,300	128,649
NTT Urban Development	12,900	132,790
Obic	700	59,974
Omron	6,500	292,984
Oracle Japan	1,100	92,277
Otsuka	4,900	191,066
Park24	5,100	143,219
Penta-Ocean Construction	13,900	87,267
PeptiDream *	4,400	170,979
Pola Orbis Holdings	5,700	220,731
Recruit Holdings	5,800	158,467
Renesas Electronics *	18,000	160,336
Sankyu	4,800	252,417
SCSK	7,100	335,268
Sekisui Plastics	7,000	64,294
Seven & i Holdings	7,100	289,232
SG Holdings	12,100	264,584

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Japan — continued
Shima Seiki Manufacturing	1,600	$86,572
Shimadzu	11,300	321,370
Shimano	1,000	143,541
Shin-Etsu Chemical	2,700	272,137
Shionogi	7,600	412,982
SMS	7,800	158,351
SoftBank Group	6,200	513,455
Sony	6,900	359,640
Sumitomo Bakelite	17,000	171,041
Sumitomo Metal Mining	7,700	276,488
Sumitomo Mitsui Financial Group	7,000	278,272
Sundrug	4,400	175,898
Suzuki Motor	6,400	374,962
Sysmex	1,100	103,984
THK	1,600	43,286
Tokio Marine Holdings	5,500	260,748
Tokyo Century	2,500	136,386
Tokyo Tatemono	9,800	131,555
Topcon	6,300	108,798
Toray Industries	26,900	208,315
Toyota Motor	7,600	496,517
Trend Micro	5,100	300,577
Yamaha	2,300	107,374
Yamaha Motor	7,300	192,007
Yaskawa Electric	1,400	45,951
Yokogawa Electric	13,300	235,633
Zenkoku Hosho	4,100	180,405

		20,095,418

Luxembourg — 0.0%
RTL Group	611	45,619

Mexico — 0.1%
Grupo Financiero Banorte, Cl O	17,400	121,367

Netherlands — 1.0%
Aalberts Industries	2,050	93,010
ABN AMRO Group	6,748	187,010
ArcelorMittal	6,433	206,979

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Netherlands — continued
ASM International	1,003	$57,986
ASR Nederland	3,144	140,807
BE Semiconductor Industries	1,623	35,300
Boskalis Westminster	1,792	54,985
Euronext	1,139	70,790
Galapagos *	944	104,006
Gemalto	1,662	96,939
IMCD	1,125	81,759
ING Groep	41,207	631,322
Koninklijke Philips	1,800	79,015
Koninklijke Vopak	1,417	66,742
SBM Offshore	3,736	58,038
Signify	2,169	60,161

		2,024,849

Norway — 0.4%
Aker BP	2,310	82,582
DNB	8,653	174,563
Gjensidige Forsikring	4,035	64,755
Norsk Hydro	13,026	74,260
Schibsted, Cl A	1,706	58,982
Storebrand	10,004	85,216
Subsea 7	5,509	79,866
TGS NOPEC Geophysical	2,189	83,463

		703,687

Poland — 0.0%
Cyfrowy Polsat	9,745	63,354

Portugal — 0.0%
Banco Comercial Portugues, Cl R *	192,605	60,449

South Africa — 0.0%
Absa Group	694	9,060
AngloGold Ashanti	4,342	37,908

		46,968

South Korea — 0.4%
Kakao	2,281	229,395
NAVER	456	291,866

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
South Korea — continued
Samsung Electronics	4,053	$167,569

		688,830

Spain — 1.3%
Amadeus IT Group, Cl A	4,529	386,605
Banco Bilbao Vizcaya Argentaria	62,307	457,988
Banco de Sabadell	55,260	92,307
Banco Santander	163,779	923,001
Bolsas y Mercados Espanoles SHMSF	1,572	50,624
CaixaBank	38,278	177,116
Cellnex Telecom	3,268	86,784
Distribuidora Internacional de Alimentacion	11,312	25,304
Mapfre	21,262	66,856
Merlin Properties Socimi ‡	7,806	115,468
Siemens Gamesa Renewable Energy *	4,795	67,761
Viscofan	835	57,608

		2,507,422

Sweden — 1.2%
BillerudKorsnas	3,783	45,110
Boliden	2,650	78,961
Castellum	5,840	105,370
Fabege	5,989	84,812
Fastighets Balder, Cl B *	2,096	60,976
Getinge, Cl B	4,771	51,438
Hexagon, Cl B	3,438	209,652
Hexpol	5,450	58,572
Husqvarna, Cl B	8,856	70,079
ICA Gruppen	6,771	224,623
Kindred Group	4,918	63,510
Kinnevik	231	7,979
L E Lundbergforetagen, Cl B	1,582	51,708
Loomis, Cl B	1,535	48,147
Lundin Petroleum	3,950	130,320
Nibe Industrier, Cl B	7,235	81,344
Nordea Bank	20,680	219,948
Saab, Cl B	1,428	65,854
Skandinaviska Enskilda Banken, Cl A	14,146	151,355

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Sweden — continued
Svenska Handelsbanken, Cl A	20,866	$257,831
Swedbank, Cl A	5,360	126,914
Swedish Orphan Biovitrum *	3,525	95,331
Tele2, Cl B	7,495	100,624

		2,390,458

Switzerland — 1.3%
ABB *	8,738	200,414
Aryzta	1,988	28,119
Barry Callebaut	49	83,634
Bucher Industries	140	45,500
Cembra Money Bank	602	55,266
Credit Suisse Group	28,541	460,334
DKSH Holding	676	49,463
dormakaba Holding	64	41,044
Flughafen Zurich	402	84,285
Julius Baer Group	877	48,219
OC Oerlikon	4,139	64,416
Pargesa Holding	811	67,901
Partners Group Holding	888	674,867
Sunrise Communications Group (A)	676	59,568
UBS Group	31,226	514,520
VAT Group (A)	462	60,797

		2,538,347

Taiwan — 0.2%
Advantech	23,000	152,136
AU Optronics	72,000	31,045
Chicony Electronics	20,100	45,500
CTBC Financial Holding	130,000	88,113

		316,794

Turkey — 0.0%
Akbank Turk	59,343	87,108

United Kingdom — 1.7%
3i Group	27,620	343,528
Anglo American	10,204	232,077
AstraZeneca	84	6,466

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United Kingdom — continued
Auto Trader Group (A)	564	$3,148
BAE Systems	23,707	203,253
Barratt Developments	17,454	122,335
BHP Billiton	20,457	471,122
BP	9,540	71,787
BT Group, Cl A	52,189	159,948
Carnival	664	38,565
Experian	8,036	197,662
Glanbia	4,334	71,154
Glencore	111,766	490,704
Intermediate Capital Group	13,690	190,828
Legal & General Group	1,672	5,765
Rio Tinto	11,639	641,086

		3,249,428

United States — 36.6%

Consumer Discretionary — 2.7%
Abercrombie & Fitch, Cl A	3,844	91,064
Amazon.com *	55	97,759
American Axle & Manufacturing Holdings *	5,323	89,001
American Public Education *	1,036	45,688
Asbury Automotive Group *	1,164	81,829
Ascena Retail Group *	11,815	43,479
AutoZone *	10	7,055
Belmond, Cl A *	6,444	72,495
Best Buy	2,501	187,650
BJ’s Restaurants	671	42,441
Booking Holdings *	40	81,149
BorgWarner	514	23,654
Buckle	1,740	41,847
Caleres	2,616	87,610
Callaway Golf	810	15,584
Capella Education	137	14,248
Career Education *	669	12,310
Carnival	1,127	66,763
Cato, Cl A	1,461	36,379
Cavco Industries *	71	15,084

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — continued

Consumer Discretionary — continued
Charter Communications, Cl A *	41	$12,488
Chico’s FAS	7,874	68,504
Children’s Place	417	51,249
Comcast, Cl A	5,590	200,010
Cooper Tire & Rubber	2,464	70,347
Cooper-Standard Holdings *	855	115,254
Core-Mark Holding	2,881	69,663
Crocs *	597	10,812
Dave & Buster’s Entertainment *	328	16,121
Delphi Automotive *	46	4,511
Dine Brands Global	581	41,268
DISH Network, Cl A *	292	9,216
Dollar General	105	10,306
Dollar Tree *	39	3,560
Dorman Products *	970	72,440
DSW, Cl A	4,215	115,660
Ethan Allen Interiors	1,822	40,995
Express *	4,544	43,759
Fiesta Restaurant Group *	2,018	58,623
Fossil Group *	2,488	65,186
Fox Factory Holding *	309	15,357
GameStop, Cl A	5,644	81,330
Gannett	7,039	74,402
Gap	24	724
Genesco *	1,403	57,102
Gentherm *	1,639	74,247
G-III Apparel Group *	2,379	108,720
Group 1 Automotive	1,142	79,929
Guess?	3,284	74,415
H&R Block	71	1,786
Harley-Davidson	483	20,716
Haverty Furniture	2,191	43,382
Hilton Grand Vacations *	104	3,597
Hilton Worldwide Holdings	218	17,148
Home Depot	568	112,191
Installed Building Products *	198	10,811

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — continued

Consumer Discretionary — continued
International Game Technology	17	$430
iRobot *	215	17,039
JC Penney *	19,316	47,324
Kohl’s	123	9,086
La-Z-Boy, Cl Z	1,630	49,715
LCI Industries	196	18,022
Lear	1,146	206,429
Lithia Motors, Cl A	749	66,698
Lowe’s	170	16,888
Lumber Liquidators Holdings *	337	6,518
M/I Homes *	1,868	48,306
Macy’s	183	7,271
Marriott Vacations Worldwide	168	20,010
McDonald’s	266	41,906
MDC Holdings	1,432	41,585
Meritage Homes *	1,258	54,283
Michael Kors Holdings *	117	7,807
Monro	1,868	125,997
Movado Group	915	45,567
Netflix *	14	4,724
New Media Investment Group	3,891	69,999
Nutrisystem	254	10,160
Office Depot	29,991	75,277
Omnicom Group	1,229	84,592
O’Reilly Automotive *	9	2,754
Oxford Industries	1,055	97,187
Penn National Gaming *	620	19,871
Ralph Lauren, Cl A	100	13,498
Red Robin Gourmet Burgers *	871	41,198
Regis *	2,471	43,144
Rent-A-Center, Cl A	3,392	50,337
RH *	140	19,020
Ross Stores	139	12,153
Scholastic	1,686	70,407
Shake Shack, Cl A *	166	10,347
Shutterfly *	901	74,116

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — continued

Consumer Discretionary — continued
Sleep Number *	371	$10,570
Sonic	1,299	45,660
Standard Motor Products	1,333	64,970
Steven Madden	1,525	82,426
Strayer Education	116	13,669
Sturm Ruger	573	31,057
Tailored Brands	1,740	35,078
Target	264	21,300
Toll Brothers	434	15,303
TopBuild *	263	19,536
Tractor Supply	165	12,877
Universal Electronics *	931	32,538
Vista Outdoor *	3,065	49,776
Visteon *	13	1,522
Walt Disney	855	97,094
Wingstop	269	13,275
Winnebago Industries	265	10,574
Wolverine World Wide	5,135	181,676
World Wrestling Entertainment, Cl A	288	22,784
Wynn Resorts	29	4,837

		5,305,105

Consumer Staples — 1.2%
Altria Group	5,513	323,503
Andersons	1,952	68,808
Avon Products *	23,331	37,096
B&G Foods	1,664	52,250
Calavo Growers	146	13,505
Cal-Maine Foods *	1,100	49,500
Central Garden & Pet, Cl A *	419	16,810
Coca-Cola	564	26,299
Colgate-Palmolive	3,815	255,643
Conagra Brands	11,881	436,152
Darling Ingredients *	4,759	95,608
Dean Foods	5,852	57,467
General Mills	1,146	52,785

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — continued

Consumer Staples — continued
Hershey	314	$30,838
J&J Snack Foods	369	53,490
JM Smucker	54	6,000
John B Sanfilippo & Son	642	49,351
Kellogg	183	12,998
Kimberly-Clark	724	82,435
Medifast	80	13,734
Monster Beverage *	115	6,902
PepsiCo	268	30,820
Philip Morris International	551	47,551
Procter & Gamble	794	64,219
SpartanNash	2,296	55,012
SUPERVALU *	2,043	66,030
Sysco	1,034	69,495
Universal	1,359	93,907
Walgreens Boots Alliance	1,675	113,264
Walmart	693	61,836
WD-40	381	61,017

		2,404,325

Energy — 1.2%
Apache	15	690
Archrock	7,235	98,758
Bristow Group	1,940	27,121
C&J Energy Services *	3,126	72,711
Carrizo Oil & Gas *	4,297	121,089
Chevron	1,869	235,999
ConocoPhillips	558	40,271
CONSOL Energy *	233	9,700
Denbury Resources *	21,751	98,097
Exterran *	2,276	63,091
Exxon Mobil	2,037	166,036
Green Plains	2,195	36,437
Halliburton	157	6,660
Helix Energy Solutions Group *	8,234	82,422
HighPoint Resources *	5,245	34,302

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — continued

Energy — continued
HollyFrontier	692	$51,609
Marathon Oil	82	1,732
Marathon Petroleum	1,000	80,830
Matrix Service *	2,151	42,912
National Oilwell Varco	262	12,738
Newpark Resources *	5,202	57,482
Noble *	14,129	82,513
Oil States International *	3,378	117,892
PDC Energy *	3,596	226,476
Penn Virginia *	121	10,227
ProPetro Holding *	722	11,870
Renewable Energy Group *	1,870	31,884
REX American Resources *	546	42,042
SEACOR Holdings *	871	45,963
SRC Energy *	13,248	149,967
TechnipFMC	230	7,487
Unit *	3,207	79,854
US Silica Holdings	4,248	114,526
Valero Energy	49	5,799
Williams	136	4,046
WPX Energy *	1,207	22,655

		2,293,888

Financials — 12.7%
Affiliated Managers Group	188	30,082
Aflac	1,778	82,748
Allstate	4,890	465,137
Ambac Financial Group *	1,878	38,349
American Equity Investment Life Holding	4,846	173,148
American International Group	58	3,202
Ameriprise Financial	433	63,075
Ameris Bancorp	1,409	65,659
AMERISAFE	233	14,632
Apollo Commercial Real Estate Finance ‡	5,369	102,494
Apollo Investment	14,908	88,703
Arch Capital Group *	837	25,579

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Financials — continued
Ares Management (B)	6,155	$131,409
ARMOUR Residential REIT ‡	2,304	54,766
Associated Banc-Corp	1,577	42,579
Athene Holding, Cl A *	1,984	91,006
Banc of California	1,110	22,200
BancorpSouth Bank	432	14,213
Bank of America	86,705	2,677,449
Bank of Hawaii	404	32,518
Bank of New York Mellon	9,564	511,387
Bank OZK	644	26,340
Banner	1,376	86,647
BB&T	8,772	445,705
Berkshire Hathaway, Cl B *	193	38,189
Berkshire Hills Bancorp	1,341	54,445
BlackRock, Cl A	63	31,674
Blucora *	2,646	91,949
BofI Holding *	737	28,758
Boston Private Financial Holdings	7,003	100,843
Brookline Bancorp	779	14,178
Cannae Holdings *	4,450	81,213
Capital One Financial	5	472
Capstead Mortgage ‡	11,002	92,087
Cathay General Bancorp	334	13,891
Cboe Global Markets	133	12,918
Central Pacific Financial	961	26,485
Chemical Financial	421	23,913
Chubb	5	699
Citigroup	14,836	1,066,559
Citizens Financial Group	9,740	387,457
City Holding	34	2,736
CNA Financial	97	4,538
Columbia Banking System	2,548	104,290
Comerica	3,018	292,565
Community Bank System	2,716	171,787
Corporate Capital Trust	9,340	159,060
Cullen	516	57,013

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Financials — continued
Customers Bancorp *	2,158	$54,964
CVB Financial	3,593	85,945
Dime Community Bancshares	969	16,667
Discover Financial Services	90	6,427
Donnelley Financial Solutions *	2,167	45,074
E*TRADE Financial *	1,162	69,499
East West Bancorp	1,344	87,011
Employers Holdings	1,534	71,254
Encore Capital Group *	289	10,433
Enova International *	1,982	61,442
Everest Re Group	12	2,620
EZCORP, Cl A *	3,199	36,629
Fidelity Southern	3,609	86,363
Fidus Investment	321	4,632
Fifth Third Bancorp	24,296	718,918
First BanCorp *	12,258	100,761
First Commonwealth Financial	1,914	32,289
First Financial Bancorp	3,429	104,070
First Financial Bankshares	1,867	105,672
First Midwest Bancorp	5,925	158,020
FirstCash	308	25,010
FS Investment	16,890	137,654
Fulton Financial	684	11,867
Garrison Capital	526	4,413
Glacier Bancorp	2,255	96,289
Goldman Sachs Group	1,542	366,117
Great Western Bancorp	3,442	144,048
Green Dot, Cl A *	332	26,334
Greenhill	1,341	43,851
Hamilton Lane, Cl A	1,595	78,107
Hancock Whitney	256	12,864
Hanmi Financial	860	21,543
Hartford Financial Services Group	162	8,537
Hercules Capital	5,781	78,101

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — continued

Financials — continued
Home BancShares	1,119	$25,950
HomeStreet *	2,287	67,695
Hope Bancorp	7,914	132,797
Horace Mann Educators	2,389	104,399
Independent Bank	961	84,952
International Bancshares	351	15,602
International. FCStone *	1,003	53,751
Invesco Mortgage Capital ‡	4,006	66,460
Investment Technology Group	2,839	62,884
James River Group Holdings	341	14,114
Jefferies Financial Group	486	11,786
JPMorgan Chase	25,596	2,942,259
KeyCorp	10,168	212,206
KKR	23,922	654,984
LegacyTexas Financial Group	513	22,485
LendingTree *	34	8,119
Loews	1,780	90,388
M&T Bank	3,468	601,178
Maiden Holdings	4,428	38,524
Main Street Capital	3,722	146,833
MB Financial	541	26,211
Medley Capital	1,957	6,752
MetLife	191	8,736
Monroe Capital	148	1,980
Morgan Stanley	9,338	472,129
National Bank Holdings, Cl A	628	24,856
Navigators Group	1,172	70,730
NBT Bancorp	3,103	124,865
New Mountain Finance	4,806	68,486
New York Community Bancorp	8,670	93,376
NMI Holdings, Cl A *	584	12,206
Northern Trust	818	89,342
Northfield Bancorp	1,536	25,590
Northwest Bancshares	6,341	114,265
Oaktree Specialty Lending	8,589	42,172
OFG Bancorp	3,328	55,411

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — continued

Financials — continued
Old National Bancorp	7,046	$137,045
Opus Bank	112	3,170
Oritani Financial	307	4,912
PacWest Bancorp	753	37,816
PennantPark Investment	504	3,815
PennyMac Mortgage Investment Trust ‡	3,781	72,935
People’s United Financial	15	273
Piper Jaffray	696	53,836
PNC Financial Services Group	3,515	509,077
PRA Group *	2,523	98,902
Principal Financial Group	703	40,830
ProAssurance	1,782	73,597
Progressive	260	15,603
Prospect Capital	22,955	160,685
Provident Financial Services	3,613	92,276
Prudential Financial	811	81,838
Regions Financial	23,298	433,576
RLI	1,284	95,992
S&T Bancorp	2,070	92,653
Safety Insurance Group	923	84,547
Selective Insurance Group	1,345	80,431
ServisFirst Bancshares	617	26,068
Simmons First National, Cl A	4,477	133,415
Solar Capital	2,944	62,648
Southside Bancshares	2,839	97,349
State Street	2,052	181,212
Sterling Bancorp	1,657	36,785
Stewart Information Services	1,926	87,517
SunTrust Banks	5,453	392,998
SVB Financial Group *	499	153,632
Synchrony Financial	205	5,933
Synovus Financial	1,020	50,408
TCF Financial	9	226
TCP Capital	4,040	59,994
Texas Capital Bancshares *	391	35,503

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — continued

Financials — continued
Tompkins Financial	89	$7,626
Triangle Capital	2,451	29,412
TrustCo Bank NY	8,898	80,972
Trustmark	157	5,525
UMB Financial	252	18,116
Umpqua Holdings	1,103	23,494
United Bankshares	723	26,715
United Community Banks	2,510	75,375
United Fire Group	1,528	92,123
Universal Insurance Holdings	344	15,274
Unum Group	988	39,253
US Bancorp	18,241	966,954
Valley National Bancorp	2,195	25,572
Virtus Investment Partners	542	72,222
Waddell & Reed Financial, Cl A	4,791	99,222
Walker & Dunlop	476	28,208
Washington Federal	794	26,639
Wells Fargo	28,004	1,604,348
Westamerica Bancorporation	1,387	83,248
Wintrust Financial	212	18,599
WisdomTree Investments	4,297	37,556
World Acceptance *	351	35,068

		24,563,662

Health Care — 2.1%
Abaxis	720	59,760
Abbott Laboratories	471	30,869
AbbVie	772	71,202
ABIOMED *	77	27,299
Acorda Therapeutics *	2,991	74,625
Alexion Pharmaceuticals *	8	1,064
Align Technology *	12	4,280
Allergan	17	3,130
AMAG Pharmaceuticals *	2,395	52,810
Amedisys *	213	19,943
Amgen	837	164,512

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — continued

Health Care — continued
AMN Healthcare Services *	350	$21,175
AngioDynamics *	2,785	58,875
Anthem	65	16,445
Biogen *	102	34,106
BioTelemetry *	285	14,963
Bristol-Myers Squibb	1,342	78,843
Cambrex *	972	60,750
Cardinal Health	31	1,548
Celgene *	109	9,820
Centene *	96	12,512
Cerner *	217	13,471
Cigna	1,030	184,803
Community Health Systems *	8,003	26,730
CONMED	963	71,262
Corcept Therapeutics *	800	10,504
Diplomat Pharmacy *	2,763	57,415
Edwards Lifesciences *	32	4,558
Emergent BioSolutions *	292	15,870
Enanta Pharmaceuticals *	115	11,215
Encompass Health	268	20,269
Endo International *	11,147	138,669
Ensign Group	1,596	57,568
Express Scripts Holding *	1,289	102,424
HealthEquity *	391	29,521
HMS Holdings *	3,144	75,236
Humana	17	5,341
Illumina *	17	5,514
Innoviva *	624	8,830
Inogen *	129	25,703
Integer Holdings *	224	16,005
Intuitive Surgical *	186	94,523
Invacare	2,569	45,857
Johnson & Johnson	1,139	150,940
LHC Group *	219	18,852
Ligand Pharmaceuticals *	159	34,714
Luminex	441	14,932

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — continued

Health Care — continued
Magellan Health *	1,369	$99,595
McKesson	234	29,390
Medicines *	2,193	87,128
Medtronic	275	24,813
Merck	316	20,815
Meridian Bioscience	789	12,466
Merit Medical Systems *	394	21,394
Momenta Pharmaceuticals *	611	18,086
Myriad Genetics *	525	22,969
Natus Medical *	360	13,140
Neogen *	375	30,900
Omnicell *	312	18,564
OraSure Technologies *	668	11,216
Owens & Minor	4,035	76,140
Pfizer	4,899	195,617
Phibro Animal Health, Cl A	261	12,502
REGENXBIO *	907	63,762
Repligen *	315	15,224
Select Medical Holdings *	3,099	64,459
Spectrum Pharmaceuticals *	2,516	53,566
Supernus Pharmaceuticals *	394	20,862
Tabula Rasa HealthCare *	132	7,688
Tivity Health *	323	10,885
UnitedHealth Group	511	129,395
Varex Imaging *	1,657	63,364
Varian Medical Systems *	190	21,936
Veeva Systems, Cl A *	5,079	384,125
Waters *	51	10,061
WellCare Health Plans *	1,426	381,341
Zoetis, Cl A	210	18,161

		3,998,821

Industrials — 3.6%
3M	51	10,828
AAR	1,926	91,312
ABM Industries	3,645	113,724

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — continued

Industrials — continued
Actuant, Cl A	2,424	$69,205
Aegion, Cl A *	2,951	73,126
Aerojet Rocketdyne Holdings *	570	19,209
Aerovironment *	178	13,103
Albany International, Cl A	210	13,892
Allegiant Travel, Cl A	330	40,788
Allison Transmission Holdings	7,863	369,561
American Woodmark *	111	9,263
AMETEK	492	38,278
Apogee Enterprises	283	14,365
Applied Industrial Technologies	2,116	157,959
ArcBest	1,599	74,433
ASGN *	350	31,605
Astec Industries	1,170	57,482
Atlas Air Worldwide Holdings *	1,365	91,523
Axon Enterprise *	412	27,987
AZZ	1,603	86,883
Barnes Group	301	20,423
Boeing	1,508	537,300
Brady, Cl A	1,680	64,260
Briggs & Stratton	3,679	65,082
Caterpillar	661	95,052
CH Robinson Worldwide	71	6,548
Chart Industries *	1,686	131,660
CIRCOR International	1,325	58,764
Comfort Systems USA	327	18,165
CSX	206	14,560
Cubic	879	59,860
Cummins	174	24,849
Delta Air Lines	1,288	70,093
Dover	680	56,426
DXP Enterprises *	985	40,720
Eaton	990	82,338
Echo Global Logistics *	1,690	58,221
Encore Wire	1,343	65,471
Engility Holdings *	1,003	34,704

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — continued

Industrials — continued
EnPro Industries	170	$12,986
ESCO Technologies	220	13,695
Essendant	2,476	41,176
Expeditors International of Washington	23	1,752
Exponent	375	18,338
Federal Signal	2,471	58,686
Forward Air	246	15,719
Franklin Electric	1,162	57,461
FTI Consulting *	2,041	161,157
General Dynamics	55	10,987
General Electric	421	5,738
Gibraltar Industries *	2,052	89,159
Greenbrier	1,488	84,295
Harsco *	614	15,565
Hawaiian Holdings	2,767	110,957
Heidrick & Struggles International	1,182	48,344
Hillenbrand	1,774	89,055
Honeywell International	658	105,050
Hub Group, Cl A *	1,960	90,944
Huntington Ingalls Industries	56	13,051
Ingersoll-Rand	372	36,646
Insperity	263	25,011
Insteel Industries	1,260	51,824
Interface, Cl A	543	12,163
John Bean Technologies	223	24,664
Johnson Controls International	93	3,488
Kaman	1,542	102,111
KAR Auction Services	883	52,494
Kelly Services, Cl A	1,943	47,195
Korn	406	26,788
L3 Technologies	816	174,983
Lindsay	349	32,855
Lockheed Martin	222	72,394
LSC Communications	2,071	31,106
Lydall *	298	13,827
ManpowerGroup	1,120	104,451

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — continued

Industrials — continued
Matson	2,445	$88,020
Matthews International, Cl A	1,895	99,582
Mercury Systems *	389	16,233
Mobile Mini	1,302	55,530
Moog, Cl A	997	74,785
Mueller Industries	3,224	106,747
MYR Group *	1,308	48,252
Navigant Consulting *	2,575	56,032
Nielsen Holdings	293	6,903
PACCAR	377	24,776
Parker-Hannifin	7	1,183
Patrick Industries *	223	13,659
Powell Industries	274	10,042
Proto Labs *	174	21,689
Quanex Building Products	697	12,337
Raven Industries	366	14,201
Republic Services, Cl A	1,304	94,514
Robert Half International	205	15,531
Rockwell Automation	517	96,969
Saia *	594	44,758
Simpson Manufacturing	297	21,669
SkyWest	2,754	164,965
Snap-on	3	509
SPX *	2,648	98,241
SPX FLOW *	2,292	108,916
Standex International	139	14,407
Team *	1,750	38,150
Tennant	841	68,415
Tetra Tech	1,449	88,099
Titan International	2,967	31,421
Trex *	431	33,506
Triumph Group	2,954	61,591
TrueBlue *	2,640	71,412
UniFirst	493	92,265
Union Pacific	248	37,173
United Rentals *	50	7,440

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — continued

Industrials — continued
Universal Forest Products	2,061	$75,927
US Ecology	169	11,458
Viad	286	16,416
Wabash National	2,320	45,936
WageWorks *	315	16,632
Watts Water Technologies, Cl A	926	79,219
WW Grainger	193	66,886

		6,917,533

Information Technology — 10.4%
3D Systems *	6,422	78,156
8x8 *	2,956	58,972
Accenture, Cl A	1,304	207,766
Activision Blizzard	288	21,145
Adobe Systems *	333	81,478
Advanced Energy Industries *	295	18,066
Advanced Micro Devices *	5,659	103,729
Agilysys *	630	10,364
Alphabet, Cl A *	19	23,317
Alphabet, Cl C *	132	160,678
Analog Devices	105	10,095
Anixter International *	1,600	116,640
ANSYS *	5	844
Apple	1,235	235,008
Applied Materials	136	6,614
Arista Networks *	2,020	516,575
Autodesk *	950	122,018
Badger Meter	303	15,801
Benchmark Electronics	2,973	71,947
Booz Allen Hamilton Holding, Cl A	1,762	83,290
Bottomline Technologies *	263	14,176
Broadcom	243	53,890
Broadridge Financial Solutions	55	6,214
Brooks Automation	520	15,902
Cabot Microelectronics	181	21,801
CACI International, Cl A *	1,282	224,606

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — continued

Information Technology — continued
Cardtronics *	2,828	$71,605
CDK Global	4,103	256,232
CEVA *	290	8,729
Check Point Software Technologies *	2,097	236,269
Cisco Systems	10,470	442,776
Cognex	1,379	72,784
Cognizant Technology Solutions, Cl A	2,739	223,229
Comtech Telecommunications	1,419	47,678
Cray *	2,621	65,394
CSG Systems International	1,312	53,359
CTS	1,445	50,431
Cypress Semiconductor	6,312	112,417
Diebold Nixdorf	4,790	54,367
Diodes *	2,398	89,110
DXC Technology	2,576	218,290
Ebix	161	12,775
Electronics For Imaging *	2,628	89,667
ePlus *	129	12,726
EVERTEC	2,511	58,506
ExlService Holdings *	252	15,029
Extreme Networks *	1,084	9,214
F5 Networks *	1,868	320,138
Fabrinet *	2,219	86,807
Facebook, Cl A *	2,079	358,794
FARO Technologies *	197	12,825
Finisar *	6,377	107,452
First Solar *	1,800	94,230
FLIR Systems	1,357	79,520
FormFactor *	791	10,243
Fortinet *	11,049	695,093
GoDaddy, Cl A *	6,070	446,873
Guidewire Software *	3,333	287,305
Hewlett Packard Enterprise	89	1,374
HP	13,589	313,634
II-VI *	386	15,131
Insight Enterprises *	2,104	105,768

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — continued

Information Technology — continued
Intel	2,137	$102,790
International Business Machines	1,466	212,467
Intuit	2,215	452,392
IPG Photonics *	497	81,528
Itron *	1,310	80,172
Juniper Networks	11,363	299,301
KEMET *	417	10,838
KLA-Tencor	87	10,216
Knowles *	5,332	92,564
Kulicke & Soffa Industries	568	14,972
Lam Research	65	12,392
Leidos Holdings	2,979	203,823
LivePerson *	2,349	54,497
LogMeIn	2,552	206,840
ManTech International, Cl A	1,717	102,762
Marvell Technology Group	7,801	166,239
Mastercard, Cl A	2,341	463,518
Maxim Integrated Products	166	10,149
MaxLinear, Cl A *	537	9,295
Methode Electronics	1,442	56,599
Microchip Technology	119	11,118
Micron Technology *	4,848	255,926
Microsoft	1,681	178,320
MicroStrategy, Cl A *	432	56,225
Monotype Imaging Holdings	538	11,110
MTS Systems	1,186	64,667
Nanometrics *	260	9,792
National Instruments	4,037	176,861
NetApp	87	6,744
NETGEAR *	1,780	117,213
NIC	672	11,021
NVIDIA	530	129,776
NXP Semiconductors *	2,630	250,744
Oclaro *	5,218	44,144
ON Semiconductor *	5,698	125,641
OneSpan *	1,845	30,074

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — continued
Information Technology — continued
Oracle	1,028	$49,015
OSI Systems *	709	56,550
Palo Alto Networks *	1,583	313,846
Park Electrochemical	414	9,154
Perficient *	2,653	69,827
Perspecta	968	21,006
Plexus *	1,934	114,918
Power Integrations	848	60,632
Progress Software	352	12,950
PTC *	882	81,065
Qorvo *	862	70,477
QUALCOMM	173	11,088
Qualys *	235	20,469
Rambus *	907	11,211
Red Hat *	122	17,230
Rogers *	136	15,854
salesforce.com *	7,811	1,071,278
Sanmina *	3,805	110,726
ScanSource *	1,762	72,683
Semtech *	1,677	79,574
ServiceNow *	5,018	882,966
Shopify, Cl A *	1,569	216,851
SINA *	6,640	534,387
Skyworks Solutions	1,290	122,008
SolarEdge Technologies *	1,085	57,776
Splunk *	2,208	212,189
SPS Commerce *	177	15,185
Stamps.com *	119	31,059
Super Micro Computer *	1,982	43,802
Sykes Enterprises *	2,814	83,463
Symantec	6,638	134,220
Tableau Software, Cl A *	1,443	148,730
Teradyne	4,264	184,418
Texas Instruments	507	56,439
TiVo	6,710	81,527
Travelport Worldwide	6,907	130,542

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — continued
Information Technology — continued
Trimble *	1,946	$68,694
TTM Technologies *	720	12,499
Twitter *	2,479	79,006
Tyler Technologies *	1,157	260,313
Ultimate Software Group *	1,465	405,644
Veeco Instruments *	3,596	52,681
Viavi Solutions *	6,039	61,115
Virtusa *	271	14,317
Visa, Cl A	3,856	527,269
VMware, Cl A *	6,382	922,772
Western Digital	1,027	72,044
Workday, Cl A *	5,689	705,549
Xilinx	1,178	84,898
Xperi	1,831	30,486
Zebra Technologies, Cl A *	1,422	196,136

		20,236,134

Materials — 1.5%
A Schulman	1,780	77,163
AdvanSix *	1,308	52,935
AK Steel Holding *	17,727	82,076
Avery Dennison	616	70,643
Balchem	920	92,267
Boise Cascade	2,192	94,804
Century Aluminum *	2,363	30,270
CF Industries Holdings	7,391	328,308
Crown Holdings *	949	42,961
Domtar	136	6,558
DowDuPont	211	14,510
Eastman Chemical	800	82,896
Freeport-McMoRan	13,733	226,595
Haynes International	875	37,153
HB Fuller	1,595	90,405
Huntsman	3,900	130,767
Ingevity *	304	30,300
Innophos Holdings	1,252	56,565

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — continued
Materials — continued
Innospec	860	$69,617
Kaiser Aluminum	906	101,128
KapStone Paper and Packaging	4,653	161,831
Koppers Holdings *	265	9,951
Kraton *	292	14,042
LyondellBasell Industries, Cl A	839	92,953
Materion	1,489	93,360
Neenah	159	13,960
Newmont Mining	72	2,641
Nucor	3,239	216,786
Packaging Corp of America	231	26,080
PH Glatfelter	2,561	41,924
Quaker Chemical	395	70,128
Rayonier Advanced Materials	3,278	59,135
Schweitzer-Mauduit International	1,340	55,597
Southern Copper	1,023	50,495
Steel Dynamics	2,287	107,695
Stepan	1,148	100,542
SunCoke Energy *	4,392	50,113
TimkenSteel *	2,294	31,887
Tredegar	1,633	42,540
US Concrete *	186	9,393

		2,968,974

Real Estate — 0.9%
Acadia Realty Trust ‡	4,604	124,676
Agree Realty ‡	1,220	64,953
Apartment Investment & Management, Cl A ‡	773	32,968
CareTrust ‡	911	15,405
CBL & Associates Properties ‡	10,729	58,473
CBRE Group, Cl A *	267	13,297
Cedar Realty Trust ‡	2,744	13,061
Chatham Lodging Trust ‡	4,059	87,431
Chesapeake Lodging Trust ‡	2,296	73,518
Community Healthcare Trust ‡	2,200	66,000
DiamondRock Hospitality ‡	10,698	127,520

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Real Estate — continued
EastGroup Properties ‡	188	$17,920
Essex Property Trust ‡	7	1,683
Extra Space Storage ‡	16	1,504
Franklin Street Properties ‡	9,248	81,475
Government Properties Income Trust ‡	5,548	83,608
Hersha Hospitality Trust, Cl A ‡	3,162	68,268
HFF, Cl A	324	14,583
Host Hotels & Resorts ‡	771	16,145
Independence Realty Trust ‡	8,285	84,093
Jones Lang LaSalle	152	25,994
Kite Realty Group Trust ‡	5,172	87,252
Lexington Realty Trust ‡	1,706	14,996
LTC Properties ‡	1,523	64,225
National Storage Affiliates Trust ‡	650	18,740
Pennsylvania Real Estate Investment Trust ‡	6,166	65,483
Prologis ‡	229	15,027
PS Business Parks ‡	91	11,627
Ramco-Gershenson Properties Trust ‡	1,283	16,871
RE/MAX Holdings, Cl A	1,512	76,810
Retail Opportunity Investments ‡	4,131	78,117
Simon Property Group ‡	635	111,893
Summit Hotel Properties ‡	984	13,924
Urstadt Biddle Properties, Cl A ‡	2,745	61,104
Washington Prime Group ‡	10,458	83,978
Weyerhaeuser ‡	116	3,965
Whitestone, Cl B ‡	1,103	14,339

		1,810,926

Telecommunication Services — 0.1%
AT&T	4,264	136,320
Sprint *	1,093	5,935
Verizon Communications	1,271	65,634

		207,889

Utilities — 0.2%
AES	6,833	91,289
American Electric Power	244	17,358

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares/Face Amount	Value

United States — continued

Utilities — continued
CenterPoint Energy	3,156	$89,883
Entergy	1,010	82,093
Hawaiian Electric Industries	504	17,726
NRG Energy	194	6,144
PG&E	25	1,077
Vistra Energy *	417	9,424

		314,994

		71,022,251

TOTAL COMMON STOCK (Cost $116,062,523)		126,553,916

ASSET-BACKED SECURITIES — 13.9%

Automotive — 3.1%
BMW Vehicle Lease Trust, Ser 2017-2, Cl A3
Callable 05/20/2020 @ $100 2.070%, 10/20/2020	$325,000	321,575
Ford Credit Floorplan Master Owner Trust, Ser 2017- 1, Cl A1 2.070%, 05/15/2022	1,500,000	1,473,469
Honda Auto Receivables Owner Trust, Ser 2016-2, Cl A4
Callable 07/15/2019 @ $100 1.620%, 08/15/2022	1,555,000	1,537,566
Nissan Auto Receivables Owner Trust, Ser 2017-A, Cl A3
Callable 02/15/2021 @ $100 1.740%, 08/16/2021	1,000,000	986,832
Toyota Auto Receivables Owner Trust, Ser 2017-D, Cl A4
Callable 08/15/2021 @ $100 2.120%, 02/15/2023	1,500,000	1,467,911
Toyota Auto Receivables Owner Trust, Ser 2018-A, Cl A3
Callable 09/15/2021 @ $100 2.350%, 05/16/2022	225,000	222,395

		6,009,748

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2018 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Credit Cards — 3.1%
American Express Credit Account Master Trust, Ser 2017-1, Cl A 1.930%, 09/15/2022	$1,000,000	$985,178
American Express Credit Account Master Trust, Ser 2017-6, Cl A 2.040%, 05/15/2023	1,500,000	1,469,394
Capital One Multi-Asset Execution Trust, Ser 2017-A4, Cl A4 1.990%, 07/17/2023	1,500,000	1,468,238
Citibank Credit Card Issuance Trust, Ser 2017-A3, Cl A3 1.920%, 04/07/2022	1,000,000	983,077
Citibank Credit Card Issuance Trust, Ser 2017-A8, Cl A8 1.860%, 08/08/2022	100,000	97,800
Citibank Credit Card Issuance Trust, Ser 2018-A1, Cl A1 2.490%, 01/20/2023	1,000,000	986,686

		5,990,373

Other Asset-Backed Securities — 7.7%
AIMCO CLO, Ser 2018-AA, Cl B Callable 04/17/2020 @ $100 3.241%, VAR ICE LIBOR USD 3 Month+1.400%, 04/17/2031 (A)	750,000	749,176
Atrium XII, Ser 2017-12A, Cl DR Callable 10/22/2018 @ $100 5.147%, VAR ICE LIBOR USD 3 Month+2.800%, 04/22/2027 (A)	582,000	581,365
CBAM CLO, Ser 2018-5A, Cl B1 3.702%, VAR ICE LIBOR USD 3 Month+1.400%, 04/17/2031 (A)	780,000	766,641
Dryden 57 CLO, Ser 2018-57A, Cl C Callable 05/15/2020 @ $100 3.590%, VAR ICE LIBOR USD 3 Month+1.700%, 05/15/2031 (A)	608,000	596,262
Elevation CLO, Ser 2018-9A, Cl D 5.716%, VAR ICE LIBOR USD 3 Month+3.500%, 07/15/2031 (A)	250,000	250,000
Elm CLO, Ser 2016-1A, Cl CR Callable 04/17/2019 @ $100 5.286%, VAR ICE LIBOR USD 3 Month+2.950%, 01/17/2029 (A)	825,000	827,695

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2018 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Greenwood Park CLO, Ser 2018-1A, Cl C
Callable 04/15/2020 @ $100 3.725%, VAR ICE LIBOR USD 3 Month+1.700%, 04/15/2031 (A)	$250,000	$246,175
Greenwood Park CLO, Ser 2018-1A, Cl D
Callable 04/15/2020 @ $100 4.525%, VAR ICE LIBOR USD 3 Month+2.500%, 04/15/2031 (A)	375,000	362,568
Kingsland VIII, Ser 2018-8A, Cl A
Callable 04/20/2020 @ $100 3.468%, VAR ICE LIBOR USD 3 Month+1.120%, 04/20/2031 (A)	1,200,000	1,197,446
Kingsland VIII, Ser 2018-8A, Cl B
Callable 04/20/2020 @ $100 3.828%, VAR ICE LIBOR USD 3 Month+1.480%, 04/20/2031 (A)	1,425,000	1,397,728
Kingsland VIII, Ser 2018-8A, Cl C
Callable 04/20/2020 @ $100 4.248%, VAR ICE LIBOR USD 3 Month+1.900%, 04/20/2031 (A)	750,000	740,797
Madison Park Funding XI, Ser 2017-11A, Cl AR
Callable 10/23/2018 @ $100 3.507%, VAR ICE LIBOR USD 3 Month+1.160%, 07/23/2029 (A)	607,000	606,990
Madison Park Funding XXX, Ser 2018-30A, Cl C
Callable 07/15/2019 @ $100 4.039%, VAR ICE LIBOR USD 3 Month+1.700%, 04/15/2029 (A)	275,000	270,604
Madison Park Funding XXX, Ser 2018-30A, Cl D
Callable 07/15/2019 @ $100 4.839%, VAR ICE LIBOR USD 3 Month+2.500%, 04/15/2029 (A)	1,475,000	1,443,283
Mariner CLO, Ser 2018-5A, Cl A
Callable 04/25/2020 @ $100 3.324%, VAR ICE LIBOR USD 3 Month+1.110%, 04/25/2031 (A)	250,000	249,718
Mariner CLO, Ser 2018-5A, Cl C
Callable 04/25/2020 @ $100 4.014%, VAR ICE LIBOR USD 3 Month+1.800%, 04/25/2031 (A)	415,000	405,432
Mariner CLO, Ser 2018-5A, Cl D
Callable 04/25/2020 @ $100 4.864%, VAR ICE LIBOR USD 3 Month+2.650%, 04/25/2031 (A)	400,000	384,611
Mariner CLO, Ser 2018-6A, Cl C
4.310%, VAR ICE LIBOR USD 3 Month+1.950%, 07/28/2031 (A)	725,000	725,000

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2018 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount/Shares	Value
TCW CLO, Ser 2018-1A, Cl D 5.265%, VAR ICE LIBOR USD 3 Month+2.910%, 04/25/2031 (A)	$750,000	$735,059
TICP CLO VI, Ser 2016-5A, Cl DR
Callable 07/17/2020 @ $100 5.486%, VAR ICE LIBOR USD 3 Month+3.150%, 07/17/2031 (A)	500,000	500,000
Voya CLO, Ser 2018-1A, Cl B
Callable 04/19/2020 @ $100 4.143%, VAR ICE LIBOR USD 3 Month+1.800%, 04/19/2031 (A)	450,000	441,154
York CLO, Ser 2017-1A, Cl AR
Callable 01/22/2020 @ $100 3.497%, VAR ICE LIBOR USD 3 Month+1.150%, 01/22/2031 (A)	837,000	837,442
York CLO, Ser 2017-1A, Cl CR
Callable 01/22/2020 @ $100 4.197%, VAR ICE LIBOR USD 3 Month+1.850%, 01/22/2031 (A)	310,000	307,096
York CLO, Ser 2017-1A, Cl DR
Callable 01/22/2020 @ $100 4.947%, VAR ICE LIBOR USD 3 Month+2.600%, 01/22/2031 (A)	250,000	243,605

		14,865,847

TOTAL ASSET-BACKED SECURITIES (Cost $27,124,662)		26,865,968

REGISTERED INVESTMENT COMPANIES — 3.8%
Credit Suisse Floating Rate High Income Fund, Cl I	693,144	4,734,175
Goldman Sachs BDC	2,770	58,890
Golub Capital BDC	4,133	77,907
Nuveen Symphony Floating Rate Income Fund, Cl I	125,752	2,468,520
TCG BDC	4,300	76,411

TOTAL REGISTERED INVESTMENT COMPANIES (Cost $7,430,759)		7,415,903

EXCHANGE TRADED FUNDS — 1.3%
BB Biotech	1,184	81,253
Invesco Global Listed Private Equity ETF	24,500	305,270
iShares Core S&P Small-Capital ETF	340	29,294
iShares MSCI ACWI ETF	2,879	211,031
iShares MSCI Brazil ETF	11,400	411,540
iShares MSCI Europe Financials ETF	5,900	124,667

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2018 (Unaudited)

EXCHANGE TRADED FUNDS — continued

	Shares/Face Amount(1)	Value
iShares MSCI Indonesia ETF	36,400	$865,228
iShares Russell 1000 Value ETF	492	61,657
iShares S&P Small-Capital 600 Value ETF	227	38,032
SPDR EURO STOXX Small Capital ETF	5,300	321,445
SPDR S&P 500 ETF Trust	154	43,325

TOTAL EXCHANGE TRADED FUNDS (Cost $2,567,904)		2,492,742

SOVEREIGN DEBT — 1.2%
Australia Government International Bond
	AUD
4.250%, 04/21/2026	71,000	58,979
	AUD
3.000%, 03/21/2047	42,000	30,467
	AUD
2.250%, 05/21/2028	87,000	62,370
Bundesrepublik Deutschland Bundesanleihe
	EUR
4.750%, 07/04/2040	33,000	68,369
	EUR
3.250%, 07/04/2042	10,000	17,466
Canadian Government International Bond
	CAD
5.750%, 06/01/2029	54,000	54,842
	CAD
5.750%, 06/01/2033	10,000	10,895
	CAD
5.000%, 06/01/2037	25,000	26,791
	CAD
3.250%, 06/01/2021	44,000	34,857
	CAD
2.750%, 06/01/2022	49,000	38,423
	CAD
2.500%, 06/01/2024	54,000	42,002
	CAD
2.250%, 06/01/2025	51,000	39,076
	CAD
2.000%, 09/01/2023	45,000	34,163
	CAD
2.000%, 06/01/2028	62,000	46,231
	CAD
1.750%, 03/01/2023	75,000	56,435
	CAD
1.500%, 06/01/2023	55,000	40,832
	CAD
1.500%, 06/01/2026	52,000	37,630

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2018 (Unaudited)

SOVEREIGN DEBT — continued

	Face Amount(1)	Value
	CAD
1.000%, 09/01/2022	45,000	$32,960
	CAD
1.000%, 06/01/2027	75,000	51,552
	CAD
0.750%, 09/01/2020	90,000	67,309
	CAD
0.750%, 03/01/2021	54,000	40,096
	CAD
0.750%, 09/01/2021	59,000	43,484
	CAD
0.500%, 03/01/2022	59,000	42,734
Finland Government International Bond
	EUR
2.625%, 07/04/2042(A)	18,000	27,832
French Republic Government Bond OAT
	EUR
4.500%, 04/25/2041	15,000	28,271
	EUR
4.000%, 10/25/2038	17,000	29,625
Ireland Government International Bond
	EUR
2.000%, 02/18/2045	43,000	53,454
	EUR
1.700%, 05/15/2037	21,000	25,266
Italy Buoni Poliennali Del Tesoro
	EUR
9.000%, 11/01/2023	16,000	25,208
	EUR
6.500%, 11/01/2027	23,000	35,117
	EUR
6.000%, 05/01/2031	96,000	147,215
	EUR
5.500%, 09/01/2022	86,000	115,552
	EUR
5.500%, 11/01/2022	20,000	26,912
	EUR
5.250%, 11/01/2029	15,000	21,423
	EUR
4.750%, 09/01/2028(A)	17,000	23,211
Japan Government Thirty Year Bond
	JPY
2.500%, 09/20/2036	1,200,000	14,512
	JPY
2.300%, 06/20/2035	4,000,000	46,749
	JPY
2.300%, 12/20/2036	7,100,000	83,809

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2018 (Unaudited)

SOVEREIGN DEBT — continued

	Face Amount(1)/Shares	Value
Japan Government Twenty Year Bond
	JPY
1.000%, 12/20/2035	1,500,000	$14,663
	JPY
0.700%, 03/20/2037	5,000,000	46,342
	JPY
0.600%, 09/20/2037	16,200,000	147,124
	JPY
0.500%, 03/20/2038	15,300,000	135,952
Norwegian Government International Bond
	NOK
3.000%, 03/14/2024(A)	147,000	19,375
	NOK
1.750%, 03/13/2025(A)	187,000	23,015
	NOK
1.750%, 02/17/2027(A)	187,000	22,819
	NOK
1.500%, 02/19/2026(A)	191,000	23,002
Portugal Obrigacoes do Tesouro OT
	EUR
4.100%, 04/15/2037(A)	19,000	27,514
	EUR
4.100%, 02/15/2045(A)	18,000	26,180
Spain Government Bond
	EUR
2.900%, 10/31/2046(A)	20,000	25,638
Spain Government International Bond
	EUR
5.150%, 10/31/2044(A)	13,000	23,556
	EUR
4.900%, 07/30/2040(A)	13,000	22,416
Swiss Confederation Government Bond
	CHF
3.500%, 04/08/2033	10,000	14,709
	CHF
2.500%, 03/08/2036	16,000	21,802
	CHF
1.500%, 04/30/2042	18,000	22,068
	CHF
1.250%, 06/27/2037	17,000	19,626

TOTAL SOVEREIGN DEBT
(Cost $2,387,672)		2,317,920

PREFERRED STOCK — 0.3%
Brazil — 0.1%
Banco Bradesco 3.260%,	6,800	55,113
Itau Unibanco Holding 0.420%,	9,700	116,556

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2018 (Unaudited)

PREFERRED STOCK — continued

	Shares/Face Amount	Value
Brazil — continued
Lojas Americanas 0.000%,	5,900	$28,421

		200,090

Germany — 0.1%
FUCHS PETROLUB 0.000%,	1,485	83,837
Sartorius 0.570%,	730	118,653
Schaeffler 3.391%,	3,549	48,638

		251,128

South Korea — 0.1%
LG Household & Health Care 0.000%,	116	68,958
Samsung Electronics 0.000%,	3,278	112,085

		181,043

TOTAL PREFERRED STOCK
(Cost $619,116)		632,261

U.S. TREASURY OBLIGATIONS — 2.4%
U.S. Treasury Bills 2.081%, 12/06/2018(C)	$2,020,000	2,005,497
U.S. Treasury Bonds 8.000%, 11/15/2021	100,000	116,313
3.125%, 05/15/2048	100,000	100,813
2.750%, 11/15/2047	30,000	28,065
2.250%, 08/15/2046	69,000	58,219
U.S. Treasury Notes 2.875%, 04/30/2025	135,000	134,599
2.250%, 12/31/2023	113,000	109,469
2.250%, 01/31/2024	114,000	110,375
2.250%, 10/31/2024	73,000	70,260
2.125%, 12/31/2021	58,000	56,738
2.125%, 09/30/2021	70,000	68,616
2.125%, 12/31/2022	88,000	85,415
2.125%, 03/31/2024	114,000	109,480
2.125%, 02/29/2024	114,000	109,569
2.000%, 10/31/2021	58,000	56,582
2.000%, 10/31/2022	71,000	68,656
2.000%, 06/30/2024	82,000	78,019
1.875%, 03/31/2022	149,000	144,175
1.875%, 02/28/2022	72,000	69,736
1.875%, 01/31/2022	92,000	89,172
1.875%, 04/30/2022	96,000	92,820
1.875%, 10/31/2022	52,000	50,030
1.875%, 09/30/2022	30,000	28,883
1.875%, 07/31/2022	156,000	150,455
1.750%, 05/31/2022	96,000	92,314

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2018 (Unaudited)

U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Value
1.750%, 06/30/2022	$99,000	$95,098
1.750%, 05/15/2023	149,000	141,736
1.625%, 04/30/2023	93,000	87,987
1.500%, 03/31/2023	49,000	46,146
1.250%, 10/31/2021	166,000	158,108

TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,681,864)		4,613,345

TOTAL INVESTMENTS — 88.3% (Cost $160,874,500)		$170,892,055

Percentages are based on Net Assets of $193,564,621.

*	Non-income producing security.
‡	Real Estate Investment Trust
(1)	In U.S. dollars unless otherwise indicated.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of July 31, 2018 was $15,383,608 and represents 7.95% of Net Assets.

(B)	Security considered Master Limited Partnership. At July 31, 2018, these securities amounted to $131,409 or 0.07% of net assets.
(C)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

ADR — American Depositary Receipt
AUD — Australian Dollar
BDC — Business Development Company
CAD — Canadian Dollar
CHF — Swiss Franc
Cl — Class
CLO — Collateralized Loan Obligation
EAFE — Europe, Australasia and Far East
ETF — Exchange Traded Fund
EUR — Euro
ICE — Intercontinental Exchange
INR — Indian Rupee
JPY — Japanese Yen
LIBOR — London Interbank Offered Rate
MSCI — Morgan Stanley Capital International
NOK — Norwegian Krone
OAT — Obligations Assimilables du Tresor
S&P — Standard & Poor’s
Ser — Series
SGX — Singapore Exchange Limited
SPDR — S&P Depository Receipts
TOPIX — Tokyo Stock Price Index

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2018 (Unaudited)

USD — United States Dollar

VAR — Variable Rate

A list of the outstanding forward foreign currency contracts held by the Fund at July 31, 2018, are as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Morgan Stanley	09/19/18	JPY	38,631,900	USD	351,926	$5,230
Morgan Stanley	09/19/18	CAD	652,200	USD	495,261	(6,539)
Morgan Stanley	09/19/18	CHF	78,300	USD	79,324	(97)
Morgan Stanley	09/19/18	NOK	727,700	USD	89,640	243
Morgan Stanley	09/19/18	EUR	115,000	USD	138,863	3,875
Morgan Stanley	09/19/18	USD	10,283,392	EUR	8,800,000	46,105
Morgan Stanley	09/19/18	AUD	284,200	USD	211,395	206
Morgan Stanley	09/19/18	INR	40,500,000	USD	588,150	525
Morgan Stanley	09/19/18	USD	5,107,067	EUR	4,345,200	(6,643)
Morgan Stanley	09/19/18	USD	58,081	AUD	78,700	401
Morgan Stanley	09/19/18	INR	79,800,000	USD	1,150,154	(7,685)
Morgan Stanley	09/19/18	USD	7,936,655	INR	544,780,000	(32,296)
Morgan Stanley	09/19/18	USD	5,612,277	JPY	616,523,000	(79,376)
Morgan Stanley	09/19/18	EUR	751,700	USD	877,975	(4,376)
Morgan Stanley	12/19/18	CAD	321,600	USD	245,164	(2,684)
Morgan Stanley	12/19/18	JPY	16,575,500	USD	150,366	525

						$(82,586)

The open futures contracts held by the Fund at July 31, 2018, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 1000 Index E-Mini	91	Sep-2018	$5,525,605	$5,604,690	$79,085
MSCI EAFE Index E-MINI	(33)	Sep-2018	(3,341,981)	(3,315,840)	26,141
MSCI Emerging Markets	(24)	Sep-2018	(1,351,951)	(1,317,480)	34,471
Russell 2000 Index E-MINI	82	Sep-2018	6,913,093	6,856,840	(56,253)
S&P 500 Index E-MINI	(70)	Sep-2018	(9,759,077)	(9,859,850)	(100,773)
SGX Nifty 50	306	Aug-2018	6,832,631	6,962,724	130,093
TOPIX Index	5	Sep-2018	799,420	781,648	(5,389)

			$5,617,740	$5,712,732	$107,375

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2018 (Unaudited)

The following table summarizes the inputs used as of July 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$1,349,124	$—	$—	$1,349,124
Austria	366,483	—	—	366,483
Belgium	557,205	—	—	557,205
Brazil	1,121,568	—	—	1,121,568
Canada	1,709,365	—	—	1,709,365
Chile	50,290	—	—	50,290
China	741,449	—	—	741,449
Czech Republic	161,151	—	—	161,151
Denmark	897,474	—	—	897,474
Finland	349,389	—	—	349,389
France	3,640,169	—	—	3,640,169
Germany	2,642,302	—	—	2,642,302
Hong Kong	1,761,829	—	—	1,761,829
Indonesia	2,840,097	—	—	2,840,097
Ireland	402,774	—	—	402,774
Italy	2,000,898	—	—	2,000,898
Japan	20,095,418	—	—	20,095,418
Luxembourg	45,619	—	—	45,619
Mexico	121,367	—	—	121,367
Netherlands	2,024,849	—	—	2,024,849
Norway	703,687	—	—	703,687
Poland	63,354	—	—	63,354
Portugal	60,449	—	—	60,449
South Africa	46,968	—	—	46,968
South Korea	688,830	—	—	688,830
Spain	2,507,422	—	—	2,507,422
Sweden	2,390,458	—	—	2,390,458
Switzerland	2,538,347	—	—	2,538,347
Taiwan	316,794	—	—	316,794
Turkey	87,108	—	—	87,108
United Kingdom	3,249,428	—	—	3,249,428
United States	71,022,251	—	—	71,022,251

Total Common Stock	126,553,916	—	—	126,553,916

Asset-Backed Securities	—	26,865,968	—	26,865,968
Registered Investment Companies	7,415,903	—	—	7,415,903
Exchange Traded Funds	2,492,742	—	—	2,492,742
Sovereign Debt	—	2,317,920	—	2,317,920
Preferred Stock	632,261	—	—	632,261
U.S. Treasury Obligations	—	4,613,345	—	4,613,345

Total Investments in Securities	$137,094,822	$33,797,233	$—	$170,892,055

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2018 (Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$57,110	$—	$57,110
Unrealized Depreciation	—	(139,696)	—	(139,696)
Futures Contracts*
Unrealized Appreciation	269,790	—	—	269,790
Unrealized Depreciation	(162,415)	—	—	(162,415)

Total Investments in Securities	$107,375	$(82,586)	$—	$24,789

*Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “— “ are $0.

For the period ended July 31, 2018, there were transfers between Level 1 and Level 2 assets and liabilities due to market closures. All transfers, if any, are recognized at period end. For the period ended July 31, 2018, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent annual and semi-annual financial statements.

PBI-QH-001-0500

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2018